Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	Apr. 07, 2025
Access Flex Bear High Yield ProFund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Access Flex Bear High Yield ProFund (the “Fund”) seeks to provide investment results that correspond generally to the inverse of the total return of the high yield market consistent with maintaining reasonable liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	If the Fund is successful in meeting its objective, its net asset value should generally lose value as the high yield market (i.e., U.S. corporate high yield debt market) is rallying (gaining value). Conversely, its net asset value should generally increase in value as the high yield market is falling (losing value).The Fund is actively managed and seeks to achieve returns that are not directly correlated to any particular fixed income benchmark. The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the inverse of the high yield market.The Fund will invest principally in the financial instruments listed below.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.The Fund seeks to maintain inverse exposure to the high yield market regardless of market conditions and without taking defensive positions in cash or other instruments in anticipation of periods favorable for the high yield market (which would generally be adverse market conditions for this Fund). There is no assurance that the Fund will achieve its investment objective.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results for Investor Class shares have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. Performance for Service Class shares would differ to the extent their fees and expenses differ. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.profunds.com).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results for Investor Class shares have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	(www.profunds.com)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter(ended3/31/2020):9.04%Worst Quarter(ended12/31/2023):-6.82%Year-to-Date(ended9/30/2024):-4.91%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsAs of December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold the Fund’s shares through tax-deferred arrangements, such as a retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Average annual total returns are shown on a before- and after-tax basis for Investor Class shares only. After-tax returns for Service Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average annual total returns are shown on a before- and after-tax basis for Investor Class shares only. After-tax returns for Service Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold the Fund’s shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Access Flex Bear High Yield ProFund | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Access Flex Bear High Yield ProFund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Access Flex Bear High Yield ProFund | Short Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Short Investing Risk – You will lose money when the high yield market rises – a result that is the opposite from a traditional fund. Obtaining short exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
Access Flex Bear High Yield ProFund | High Yield Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●High Yield Risk — Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of credit, prepayment, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.
Access Flex Bear High Yield ProFund | Debt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.
Access Flex Bear High Yield ProFund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change. Since the Fund seeks investment results that correspond to the inverse of the high yield market, the Fund’s performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.
Access Flex Bear High Yield ProFund | Money Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Access Flex Bear High Yield ProFund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Derivatives Risk — Investing in derivatives may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the benchmark. Any costs associated with using derivatives will reduce the Fund’s return.
Access Flex Bear High Yield ProFund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the benchmark has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
Access Flex Bear High Yield ProFund | Active Mgmt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Active Management Risk — The Fund is actively managed and its performance reflects the investment decisions that ProFund Advisors makes for the Fund. ProFund Advisors’ judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies. The Fund’s active strategy should not be expected to provide positive returns when the overall high yield market is rallying (gaining value).
Access Flex Bear High Yield ProFund | Active Investor Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Active Investor Risk —The Fund permits short-term trading of its securities. This may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus. In addition, this will increase portfolio turnover and may result in additional costs for the Fund.
Access Flex Bear High Yield ProFund | Early Close Late Close Trading Halt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Access Flex Bear High Yield ProFund | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern Time). In certain cases, the Fund’s portfolio investments trade in markets on days and at times when the Fund is not open for business. As a result, the value of the Fund may change, perhaps significantly, on days and at times when shareholders are unable to purchase, redeem, or exchange shares.
Access Flex Bear High Yield ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	$ 10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.08%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	3.83%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.78%
1 Year	rr_ExpenseExampleYear01	$ 181
3 Years	rr_ExpenseExampleYear03	981
5 Years	rr_ExpenseExampleYear05	1,800
10 Years	rr_ExpenseExampleYear10	$ 3,932
2014	rr_AnnualReturn2015	(6.99%)
2015	rr_AnnualReturn2016	(4.94%)
2016	rr_AnnualReturn2017	(13.57%)
2017	rr_AnnualReturn2018	(4.51%)
2018	rr_AnnualReturn2019	(0.42%)
2019	rr_AnnualReturn2020	(12.62%)
2020	rr_AnnualReturn2021	(6.63%)
2021	rr_AnnualReturn2022	(4.55%)
2022	rr_AnnualReturn2023	7.98%
2023	rr_AnnualReturn2024	(6.30%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.82%)
OneYear	rr_AverageAnnualReturnYear01	(6.30%)
FiveYears	rr_AverageAnnualReturnYear05	(4.65%)
TenYears	rr_AverageAnnualReturnYear10	(5.42%)
InceptionDate	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2005
Access Flex Bear High Yield ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	$ 10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.08%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	4.83%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.78%
1 Year	rr_ExpenseExampleYear01	$ 281
3 Years	rr_ExpenseExampleYear03	1,270
5 Years	rr_ExpenseExampleYear05	2,263
10 Years	rr_ExpenseExampleYear10	$ 4,759
OneYear	rr_AverageAnnualReturnYear01	(7.18%)
FiveYears	rr_AverageAnnualReturnYear05	(5.60%)
TenYears	rr_AverageAnnualReturnYear10	(6.30%)
InceptionDate	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2005
Access Flex Bear High Yield ProFund | After Taxes on Distributions | Investor
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(6.30%)
FiveYears	rr_AverageAnnualReturnYear05	(4.65%)
TenYears	rr_AverageAnnualReturnYear10	(5.42%)
Access Flex Bear High Yield ProFund | After Taxes on Distributions and Sales of Shares | Investor
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(3.73%)
FiveYears	rr_AverageAnnualReturnYear05	(3.46%)
TenYears	rr_AverageAnnualReturnYear10	(3.86%)
Access Flex Bear High Yield ProFund | Markit iBoxx $ Liquid High Yield Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	12.93%	[3]
FiveYears	rr_AverageAnnualReturnYear05	4.79%	[3]
TenYears	rr_AverageAnnualReturnYear10	4.00%	[3]
Access Flex Bear High Yield ProFund | Bloomberg U.S. Aggregate Bond Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	5.53%	[3]
FiveYears	rr_AverageAnnualReturnYear05	1.10%	[3]
TenYears	rr_AverageAnnualReturnYear10	1.81%	[3]

[1]	The information in the table has been restated to reflect current fees and expenses.
[2]	ProFund Advisors LLC (“ProFund Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.78% for Investor Class shares and 2.78% for Service Class shares through November 30, 2025. This agreement may not be terminated before that date without the approval of the Fund’s Board. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years subject to certain limitations.
[3]	Reflects no deduction for fees, expenses or taxes.